Commitments and Contingencies	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies

15. Commitments and Contingencies

Operating Lease Commitments

Rental expense, net of rental income was $57.0 million, $57.0 million, and $49.6 million during the years ended December 31, 2012, 2011 and 2010, respectively. For years subsequent to December 31, 2012, future minimum payments for all operating lease obligations that have initial non-cancelable lease terms exceeding one year, net of rental income from subleases of $0.4 million in 2013, $0.2 million in 2014, $0.2 million in 2015, $0.1 million in 2016 and $0.1 million thereafter are as follows:

Operating Leases
2013	$48,903
2014	$44,733
2015	$37,553
2016	$34,136
2017	$33,258
Thereafter	$104,710

$303,293

Contingencies

We are subject to legal actions arising in the ordinary course of business. In management’s opinion, we believe we have adequate legal defenses and/or insurance coverage with respect to the eventuality of such actions. We do not believe any settlement or judgment relating to any pending legal action would materially affect our financial position or results of operations.